Taxation	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Taxation

11. Taxation

Tax credit

	Year ended December 31	Year ended December 31	Year ended December 31
	2022 £’000	2021 £’000	2020 £’000

Current tax:
Adjustment in respect of prior years	-	190	-

Deferred tax:
Origination and reversal of timing differences	(5,997)	(3,867)	(969)
Adjustment in respect of prior years	-	191	-
Effect of tax rate change on opening balance	(1,355)	1,324	-

Tax credit	(7,352)	(2,162)	(969)

The tax credit for the year can be reconciled to the statement of profit and loss as follows:

	Year ended December 31	Year ended December 31	Year ended December 31
	2022 £’000	2021 £’000	2020 £’000

Loss before tax from continuing operations	(525,474)	(531,454)	(99,847)
Loss before tax from discontinued operations	(188,422)	(17,759)	(3,809)

Current corporation tax rate of 19%	(99,840)	(98,727)	(18,971)
Impact of difference in overseas tax rates	(17)	-	-
Expenses not deductible for tax purposes	977	55,356	1,238
Adjustment in respect of previous periods	-	381	-
Impact of rate change	(1,355)	1,402	-
Deferred tax asset not recognized	35,867	64,336	17,733
Impact of share scheme	9,089	-	-
Impairment of goodwill	47,927	-	-
Utilization of deferred tax previously unrecognized	-	(23,862)	-
Difference between corporation tax and deferred tax rate	-	(423)	-
Benefit of tax incentives	-	(625)	-
Research and development claim – prior year	-	-	(969)

Tax credit	(7,352)	(2,162)	(969)

The tax credit is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Deferred taxation is determined using tax rates that are substantively enacted at the balance sheet date and are expected to apply when the asset is realized. Deferred tax assets are recognized to the extent it is probable that they will be recoverable against future taxable profits.

Changes to UK corporation tax rates were substantively enacted by the Finance Bill 2021 (on May 24, 2021). These included an increase in the corporation tax rate from 19% to 25% from April 1, 2023. Deferred tax balances have been remeasured accordingly where appropriate.

Deferred tax

	At December 31	At December 31
	2022 £’000	2021 £’000

Deferred tax assets
Share-based payments	622	10,822
Losses	506	2,081
Short-term timing differences	-	119
Other temporary differences	-	67
Total deferred tax assets recognized	1,128	13,089

Deferred tax liabilities
Fixed asset temporary differences	-	(5,280)
Intangible asset differences	-	(6,632)
Other temporary differences	(1,128)	(1,263)
Total deferred tax liabilities	(1,128)	(13,175)

Deferred tax liabilities, net	-	(86)

Reconciliation of deferred tax liabilities, net

£’000

At December 31, 2020	-

Income tax recognized in the income statement	6,084
Prior year adjustments	(191)
Business combinations	(13,404)
Equity	7,425
At December 31, 2021	(86)

Income tax recognized in the income statement	9,989
Prior year adjustments	23
Business combinations	(2,501)
Equity	(7,425)
At December 31, 2022	-

The Group has unutilized tax losses of £554.1 million (2021: £488.3 million) which are available against future taxable profits for an indefinite period.